Debt Securities Held-to-maturity - HTM debt securities in a continuous unrealized loss position (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Securities, Held-to-maturity
Less than 12 months Fair Value	$ 17,544
Less than 12 months Gross Unrealized Losses	291
12 months or more Fair Value	12,673
12 months or more Gross Unrealized Losses	1,647
Total Fair Value	30,217
Total Gross Unrealized Losses	1,938
Obligations of Puerto Rico, States and political subdivisions
Debt Securities, Held-to-maturity
Less than 12 months Fair Value	17,544
Less than 12 months Gross Unrealized Losses	291
12 months or more Fair Value	12,673
12 months or more Gross Unrealized Losses	1,647
Total Fair Value	30,217
Total Gross Unrealized Losses	$ 1,938